Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations including assets and liabilities and statements of operation
	Years Ended December 31,
	2019	2018	2017
Revenues	$-	$486,244	$315,194
Cost of revenues	-	400,513	392,671
Gross profit	-	85,732	(77,477)
Operating expenses	-	(11,844,769)	(562,559)
Other income (expenses), net	-	60,499	120,394
Loss before income tax	-	(11,698,538)	(519,642)
Income tax expense	-	-	-
Loss from discontinued operation	-	(11,698,538)	(519,642)
Gain from disposal, net of tax	-	5,072,068	-
Total loss from discontinued operations, net of income taxes	$-	$(6,626,470)	$(519,642)